LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

13.LEASES

The Company is party to a number of contracts that contain a lease, most of which include office facilities, storage facilities and various plant and equipment. Leases of low value assets, short term leases and leases with variable payments proportional to the rate of use of the underlying asset do not give rise to a lease obligation and a right-of-use asset. The expenses associated with such leases are included in operating costs in the consolidated statements of income.

The following table sets out the carrying amounts of right-of-use assets included in property, plant and mine development in the consolidated balance sheets and the movements during the period:

	As at December 31,	As at December 31,
	2025	2024
Balance, beginning of year	$172,034	$182,306
Net (disposals), additions and modifications	(14,812)	23,726
Amortization	(31,053)	(33,998)
Balance, end of year	$126,169	$172,034

The following table sets out the lease obligations included in the consolidated balance sheets:

	As at December 31,	As at December 31,
	2025	2024
Current	$30,480	$40,305
Non-current	94,719	98,921
Total lease obligations	$125,199	$139,226

13.LEASES (Continued)

Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms are set out in the table below. Because leases with variable lease payments do not give rise to fixed minimum lease payments, no amounts are included below for such leases.

	As at December 31,	As at December 31,
	2025	2024
Within 1 year	$33,698	$42,347
Between 1 — 3 years	34,903	34,141
Between 3 — 5 years	23,131	19,261
Thereafter	41,974	40,638
Total undiscounted lease obligations	$133,706	$136,387

The Company recognized the following amounts in the consolidated statements of income with respect to leases:

	Year Ended December 31,
	2025	2024
Amortization of right-of-use assets	$31,053	$33,998
Interest expense on lease obligations	$4,326	$4,437
Variable lease payments not included in the measurement of lease obligations	$131,330	$141,602
Expenses relating to short-term leases	$8,907	$8,476
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$4,182	$3,339

During the year ended December 31, 2025, the Company recognized $244.2 million (2024 — $274.2 million) in the consolidated statements of cash flows with respect to lease payments.